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October 1, 2008
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Fund Profile

T. Rowe Price

Corporate
Income Fund

A bond fund seeking high income and some capital growth.

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This profile summarizes key information about the fund that is included in the fund`s prospectus. The fund`s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.
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Fund Profile

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T. Rowe Price Corporate Income Fund, Inc.xd1 PRPIX
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What is the fund`s objective?

The fund seeks to provide high income and some capital growth.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of its net assets in corporate securities and at least 65% of total assets in corporate debt securities issued by U.S. and foreign companies. Holdings will include a mix of long-term investment-grade and noninvestment-grade bonds (also called high-yield or junk bonds). The fund may invest in a variety of securities in an effort to enhance income and achieve some capital growth. These include convertible debt and preferred stock, together limited to no more than 25% of assets; U.S. Treasury and agency securities; and mortgage- and asset-backed securities, including some mortgage derivatives. In addition, up to 25% of assets may be invested in non-U.S. dollar foreign securities, and there is no limit on the fund`s investments in U.S. dollar-denominated foreign securities. Normally, we expect the fund`s weighted average maturity to exceed 10 years.

At least 65% of the fund`s net assets must have received an investment-grade rating (AAA, AA, A, BBB) from at least one nationally recognized credit rating agency (or, if unrated, must have a T. Rowe Price equivalent), but could be rated below investment grade by other agencies. Such securities are called "split-rated." Up to one-third of total assets can be invested in the noninvestment-grade sector. The fund will not purchase any individual bond that is rated below B by any nationally recognized credit rating agency and the fund`s direct investment in B rated bonds will not exceed 10% of its total assets.

The fund`s investment program gives us considerable flexibility in seeking high income. Within the limits described, we can seek the most advantageous combination of securities. For example, when the difference is small between the yields of various quality levels, or the outlook warrants, we may concentrate investments in higher-quality issues. When the difference is large, we may move down the credit scale in search of higher yields. Likewise, we may purchase bonds issued by foreign companies, including U.S. dollar-denominated Yankee bonds, when they offer higher yields than U.S. bonds of comparable quality and maturity.

In keeping with the fund`s objective, it may also invest in other securities, and use futures, options, and swaps.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

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Fund Profile

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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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Further information about the fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the fund?

A major source of risk for the fund is price declines caused by rising interest rates, but credit risk can also be important.

  Interest rate risk  This is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. If the fund purchases longer-maturity bonds and interest rates rise, the fund`s price could decline.

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  Credit risk  This risk is the chance that the perceived creditworthiness of a fund holding deteriorates, or any of the fund`s holdings has its credit rating downgraded or defaults (fails to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.
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  Investment-grade (AAA through BBB) securities should have a relatively low risk of encountering financial problems and a relatively high probability of future payments. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue-chip companies downgraded because of financial problems, and firms with heavy debt loads. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.
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  The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

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  Fund Profile

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  The fund`s credit risk is greater than that of a Treasury fund or one with all high-quality bonds, but less than that of a fund focusing primarily on high-yield (junk) bonds. Higher-quality bond prices are affected primarily by changes in interest rate levels, but high-yield bond prices are affected by other factors as well: changes in a company`s financial situation, economic forecasts, stock market conditions, and overall market psychology that can lead to the kind of volatility associated with stocks. High-yield bonds are generally less liquid than high-quality bonds, meaning that large transactions can cause substantial price changes.
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  Liquidity risk  This is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.
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  Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.

  Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

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  As with any mutual fund, there can be no guarantee the fund will achieve its objective.
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  The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell if the fund is appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you can accept the possibility of share price declines in an effort to achieve high income and some capital growth, the fund could be an appropriate part of your overall investment strategy. If you are investing for principal safety and liquidity, the fund is not appropriate, and you should consider a money market fund.

  The fund can be used in both regular and tax-deferred accounts, such as an individual retirement account (IRA).

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  Fund Profile

  The fund should not represent your complete investment program or be used for short-term trading purposes.

  How has the fund performed in the past?

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  The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not an indication of future performance.
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  The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.
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  Fund Profile

  Table 1  Average Annual Total Returns
	Periods ended 09/30/08
	1 year	5 years	10 years
Corporate Income Fund
Returns before taxes	-7.06%	2.24%	4.57%
Returns after taxes on distributions	-8.79	0.45	2.27
Returns after taxes on distributions and sale of fund shares	-4.50	0.93	2.51
Lehman Brothers U.S. Credit Baa Index	-3.96	2.37	4.73
Lipper Corporate Debt Funds BBB-Rated Average	-6.20	2.13	4.06
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Lehman Brothers U.S. Credit Baa Index is an unmanaged index comprised of all issues within the Lehman Brothers Corporate Bond Index that are rated Baa by Moody`s Investors Service, Inc.

  What fees and expenses will I pay?

  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

  Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.45%

Other expenses	0.30%

Acquired fund fees and expenses	0.00%a

Total annual fund operating expenses	0.75%b

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

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  aFees and expenses of 0.01% were completely offset by a mandatory reduction in the fund`s management fee of the same amount.
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  bActual expenses paid by the fund were 0.74% due to a credit received from investing in other T. Rowe Price mutual funds; this credit totaled 0.01% in fiscal year 2008 but will vary with the amount invested in other T. Rowe Price mutual funds.
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  Fund Profile

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$77	$240	$417	$930

  Who manages the fund?

  The fund is managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

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  David A. Tiberii manages the fund day to day and has been chairman of its Investment Advisory Committee since 2003. He joined T. Rowe Price in 2003 and his investment experience dates from 1996.
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  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  Fund Profile

  When will I receive income and capital gain distributions?

  The fund distributes income monthly and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  T. Rowe Price Investment Services, Inc., Distributor.